Note 9 - Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	6 months 2018	6 months 2017
Segment operating income (loss)	(1,482)	(848)
Financial income (expense), net	528	1,408
Foreign Currency exchange (losses) gains, net	456	(450)
Other income (expense), net	-	-
Income tax (expense) credit	(180)	(175)
Consolidated net profit (loss)	(679)	(65)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2018
Sales of Goods (incl. consumables)	2,082	8,848	-	10,929
Sales of RPPs & Leases,	1,791	689	-	2,480
Sales of Spare Parts & Services	870	3,469	-	4,338
Total Net Sales	4,742	13,006	-	17,748
Other Revenues	14	-	-	14
Total Revenues	4,756	13,006	-	17,762
Gross Profit	2,326	5,236	-	7,561
Research & Development	(1,437)	(763)	-	(2,200)
SG&A + Depreciation	(2,798)	(3,405)	(640)	(6,843)
Operating income (loss)	(1,909)	1,068	(640)	(1,482)
	HIFU Division	UDS Division	EDAP TMS Corporate	Total consolidated
6 months 2017
Sales of Goods (incl. consumables)	2,626	8,852	-	11,478
Sales of RPPs & Leases,	1,899	700	-	2,599
Sales of Spare Parts & Services	696	3,183	-	3,879
Total Net Sales	5,221	12,735	-	17,956
Other Revenues	8	32	-	40
Total Revenues	5,228	12,767	-	17,995
Gross Profit	2,794	4,774	-	7,568
Research & Development	(1,211)	(654)	-	(1,865)
SG&A + Depreciation	(2,468)	(3,316)	(768)	(6,551)
Operating income (loss)	(885)	804	(768)	(848)